Related Party Transactions (Details 2)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Statement [Line Items]
Total associates and joint ventures		$ 1,326,000,000	$ 819,000,000
Total parent company		1,942,000,000	2,138,000,000
Total subsidiaries of parent company		(40,000,000)	(203,000,000)
Total directors and others		2,708,000,000	2,488,000,000
Total at the end of the year		5,936,000,000	5,242,000,000
Loans granted		74,734,000,000	101,887,000,000	$ 926,487,000,000
Trade And Other Payables [Member] | Cresud [Member]
Statement [Line Items]
Total others		(205,000,000)	(236,000,000)
Share-based payments		(3,000,000)	(5,000,000)
NCN		2,561,000,000	2,504,000,000
Reimbursement of expenses not yet paid		5,000,000	21,000,000
Corporate services not yet paid		(416,000,000)	(146,000,000)
Trade And Other Payables [Member] | Directors [Member]
Statement [Line Items]
Loans obtained		0	(3,000,000)
Leases and/or rights of use receivables		(13,000,000)	(2,000,000)
Total others		(14,000,000)	0
Fees for services received		(364,000,000)	(207,000,000)
Management fees		(12,000,000)	(2,000,000)
Trade And Other Payables [Member] | La Rural S.A. [Member]
Statement [Line Items]
Loans granted		246,000,000	120,000,000
Dividends		204,000,000	335,000,000
Leases and/or rights of use receivables		0	(21,000,000)
Total others		(5,000,000)	0
Lipstick Management LLC [Member]
Statement [Line Items]
Loans obtained		0	(262,000,000)
Metropolitan 885 Third Av. LLC [Member]
Statement [Line Items]
Loans obtained		0	(774,000,000)
Trade And Other Receivables [Member]
Statement [Line Items]
Total at the end of the year		4,382,000,000	4,888,000,000
Trade And Other Receivables [Member] | Directors [Member]
Statement [Line Items]
Loans granted		2,209,000,000	2,638,000,000
Total others		274,000,000	25,000,000
Reimbursement of expenses receivables		25,000,000	31,000,000
Advances		603,000,000	8,000,000
Trade And Other Receivables [Member] | Comparaencasa Ltd [Member]
Statement [Line Items]
Total others		(41,000,000)	0
Other investments	$ 273		0
Trade And Other Receivables [Member] | Galerias Pacificos [Member]
Statement [Line Items]
Total others		703,000,000	214,000,000
Trade And Other Receivables [Member] | New Lipstick [Member]
Statement [Line Items]
Reimbursement of expenses receivables		30,000,000	38,000,000
Trade And Other Receivables [Member] | Other Associates And Joint Ventures [Member]
Statement [Line Items]
Loans obtained		(61,000,000)	(60,000,000)
Loans granted		0	11,000,000
Leases and/or rights of use receivables		7,000,000	10,000,000
Total others		(42,000,000)	(120,000,000)
Reimbursement of expenses receivables		1,000,000	3,000,000
Share-based payments		1,000,000	2,000,000
Others One		50,000,000	40,000,000
NCN		(63,000,000)	(172,000,000)
Unpaid contributions		0	(3)
Lease liabilities	0		(10)
Management fees receivables		19,000,000	10,000,000
Trade And Other Receivables [Member] | Futuros y Opciones S.A. [Member]
Statement [Line Items]
Loans obtained		0	(156,000,000)
Total others		0	5,000,000
NCN		(42,000,000)	(52,000,000)
Condor [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Loans granted		0	469,000,000
Total others		0	8,000,000
Public companies securities	$ 0		902
Investment in financial assets		$ 0	$ 79,000,000